Operating leases Schedule Of Non-Cancellable Operating Lease Rentals (Details) - Office Space And Company Cars - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ (10,738)	$ (8,550)
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(2,287)	(2,297)
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(7,224)	(5,070)
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ (1,227)	$ (1,183)